Income Taxes (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 2,555	$ 392	$ 396
Increase resulting from tax positions taken	9	2,121	4
Decrease resulting from tax positions taken	(2)	(2)
Cumulative translation adjustments	61	44	9
End of the period	$ 2,623	$ 2,555	$ 409